Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Consolidated net (loss) income	$ 15,693	$ (13,191)	$ (13,254)
Adjustments to reconcile consolidated net income (loss) to net cash provided by operating activities:
Depreciation and amortization	2,349	1,509	3,801
Amortization of right-of-use asset	1,801	476
Gain on disposal of property, plant and equipment		(130)	(2,867)
Unrealized gain of marketable securities			(13)
Write off of demolished building			35
Share-based compensation expenses	809	539	2,925
Unrealized exchange (gain) loss	(85)	516	1,670
Deferred income tax benefit	6,784	(2,011)
Changes in current assets and liabilities:
Increase in accounts receivable	(2,933)	(806)
Decrease (increase) in prepaid expenses and other receivables	2,197	(1,454)	(1,746)
Increase in rental deposits	(200)	(88)	(155)
Increase in real estate properties under development	(161,818)	(132,077)	(39,575)
Increase in accrued expenses and other payables	512	1,785	616
Increase (decrease) in accounts payable	2,261
Decrease in lease liabilities	(1,305)	(406)
Increase in advance from customers	2,080	67,387	255
Increase in long term rental deposits	1,277	192
Increase in amount due to a related company	161
Total adjustments	(146,110)	(64,568)	(35,054)
Net cash used in operating activities	(130,417)	(77,759)	(48,308)
Cash flows from investing activities:
Purchase of property, plant and equipment	(449)	(864)	(2,107)
Purchase of marketable securities			(7,580)
(Increase) decrease in deposits for real estate properties under development			37
Increase in deposits for purchase of property, plant and equipment			(82)
Proceeds from disposal of property, plant and equipment and other assets		181	9,791
Proceeds from disposal of demolished building			180
Proceeds from disposal of other noncurrent asset			46
Redemption of marketable securities		7,580
Increase in refundable bank deposit			(91)
Decrease (increase) in fixed deposits maturing over three months	2,166	39,322	(39,359)
Increase in short term investments	(150,150)
Net cash provided by (used in) investing activities	(148,433)	46,219	(39,165)
Cash flows from financing activities:
Cash dividends paid			(10,565)
Repayment of bank loans	(54,869)	(193)
Proceeds from bank loans	72,337	97,980
Debt issuance cost		(487)
Increase in finance lease payable	6
Proceeds from shares issued on exercise of options	3,793	2,635	3,954
Amounts due to a shareholder and an investor	170,690
Net cash (used in) provided by financing activities	191,957	99,935	(6,611)
Net (decrease) increase in cash and cash equivalents and restricted cash	(86,893)	68,395	(94,084)
Cash and cash equivalents and restricted cash at beginning of year	130,218	62,919	165,173
Effect of exchange rate changes on cash and cash equivalents	19,720	(1,096)	(8,170)
Cash and cash equivalents and restricted cash at end of year	63,045	130,218	62,919
Supplemental schedule of cash flow information:
Cash paid for amounts included in the measurement of lease liabilities	(1,305)	(406)
Non-cash investing activities:
Increase in construction in progress funded through accounts payable	26,470	1,279
Interest paid	(321)	(67)
Share-based compensation expenses	$ 809	$ 539	$ 2,925